Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Summary of Inventories

	December 31, 2018	December 31, 2017

Ore stockpiles	$1,620	$3,297
In-process inventory and finished goods	59,974	96,651
Materials and supplies	76,291	68,896
	$137,885	$168,844